Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Corporate Income Fund - Class A | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class A | Verizon Communications, Inc.03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Class A | Wells Fargo & Co.07/25/2034 5.557% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class A | Bank of America Corp.10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class A | NiSource, Inc.02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class A | Bacardi Ltd./Bacardi-Martini BV06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Class A | JPMorgan Chase & Co.10/22/2030 4.603% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class A | BAE Systems PLC02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Class A | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Class A | Carrier Global Corp.02/15/2030 2.722% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Corporate Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Corporate Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Columbia Corporate Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Corporate Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Corporate Income Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class A | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Class A | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Columbia Corporate Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Corporate Income Fund - Class A | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Corporate Income Fund - Advisor Class | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Advisor Class | Verizon Communications, Inc.03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Advisor Class | Wells Fargo & Co.07/25/2034 5.557% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Advisor Class | Bank of America Corp.10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Advisor Class | NiSource, Inc.02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Advisor Class | Bacardi Ltd./Bacardi-Martini BV06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Advisor Class | JPMorgan Chase & Co.10/22/2030 4.603% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Advisor Class | BAE Systems PLC02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Advisor Class | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Advisor Class | Carrier Global Corp.02/15/2030 2.722% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Corporate Income Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Corporate Income Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Columbia Corporate Income Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Corporate Income Fund - Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Corporate Income Fund - Advisor Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Advisor Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Advisor Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Columbia Corporate Income Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Corporate Income Fund - Advisor Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Corporate Income Fund - Institutional Class | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional Class | Verizon Communications, Inc.03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Institutional Class | Wells Fargo & Co.07/25/2034 5.557% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional Class | Bank of America Corp.10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional Class | NiSource, Inc.02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional Class | Bacardi Ltd./Bacardi-Martini BV06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Institutional Class | JPMorgan Chase & Co.10/22/2030 4.603% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional Class | BAE Systems PLC02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional Class | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional Class | Carrier Global Corp.02/15/2030 2.722% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Corporate Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Corporate Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Columbia Corporate Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Corporate Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Corporate Income Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Institutional Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Columbia Corporate Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Corporate Income Fund - Institutional Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Corporate Income Fund - Institutional 2 Class | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 2 Class | Verizon Communications, Inc.03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Institutional 2 Class | Wells Fargo & Co.07/25/2034 5.557% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 2 Class | Bank of America Corp.10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 2 Class | NiSource, Inc.02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 2 Class | Bacardi Ltd./Bacardi-Martini BV06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Institutional 2 Class | JPMorgan Chase & Co.10/22/2030 4.603% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 2 Class | BAE Systems PLC02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional 2 Class | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional 2 Class | Carrier Global Corp.02/15/2030 2.722% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Corporate Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Corporate Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Columbia Corporate Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Corporate Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Corporate Income Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 2 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Institutional 2 Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Columbia Corporate Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Corporate Income Fund - Institutional 2 Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Corporate Income Fund - Institutional 3 Class | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 3 Class | Verizon Communications, Inc.03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Institutional 3 Class | Wells Fargo & Co.07/25/2034 5.557% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 3 Class | Bank of America Corp.10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 3 Class | NiSource, Inc.02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Institutional 3 Class | Bacardi Ltd./Bacardi-Martini BV06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Institutional 3 Class | JPMorgan Chase & Co.10/22/2030 4.603% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 3 Class | BAE Systems PLC02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional 3 Class | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional 3 Class | Carrier Global Corp.02/15/2030 2.722% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Corporate Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Corporate Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Columbia Corporate Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Corporate Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Corporate Income Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Institutional 3 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Institutional 3 Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Columbia Corporate Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Corporate Income Fund - Institutional 3 Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Corporate Income Fund - Class S | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class S | Verizon Communications, Inc.03/21/2031 2.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Corporate Income Fund - Class S | Wells Fargo & Co.07/25/2034 5.557% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class S | Bank of America Corp.10/24/2031 1.922% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class S | NiSource, Inc.02/15/2031 1.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Corporate Income Fund - Class S | Bacardi Ltd./Bacardi-Martini BV06/15/2033 5.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Corporate Income Fund - Class S | JPMorgan Chase & Co.10/22/2030 4.603% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class S | BAE Systems PLC02/15/2031 1.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Class S | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Class S | Carrier Global Corp.02/15/2030 2.722% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Corporate Income Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Corporate Income Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Corporate Income Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Columbia Corporate Income Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Corporate Income Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Corporate Income Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Corporate Income Fund - Class S | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Corporate Income Fund - Class S | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Columbia Corporate Income Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Corporate Income Fund - Class S | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Corporate Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%